Potential sale of ING Bank (Eurasia) JSC (Details) - Forecast - RUSSIAN FEDERATION € in Billions	6 Months Ended
Dec. 31, 2025 EUR (€)
Disclosure of Discontinued Operations [line items]
Gain (loss) on disposal of group companies	€ (0.8)
Losses on disposals of investments, difference between sale price and book value of the business	0.5
Reclassification adjustments on exchange differences on translation of foreign operations, net of tax	€ 0.3